Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 69,000,000
Previously Paid Amount	10,564
Total Fee Amount	10,564
Total Offset Amount	0
Net Fee	$ 0.00
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A